Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	7/15/2013
Transaction Month	21
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$251,472,757.07	0.9313806	$228,918,697.93	0.8478470	$22,554,059.14
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$440,732,757.07	0.4388632	$418,178,697.93	0.4164048	$22,554,059.14

Weighted Avg. Coupon (WAC)	4.41%		4.41%
Weighted Avg. Remaining Maturity (WARM)	37.52		36.70
Pool Receivables Balance	$500,233,545.62		$474,222,148.29
Remaining Number of Receivables	44,704		43,594

Adjusted Pool Balance	$491,869,241.96		$466,384,429.37

III. COLLECTIONS

Principal:
Principal Collections	$25,500,209.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$387,664.83
Total Principal Collections	$25,887,874.13

Interest:
Interest Collections	$1,794,351.84
Late Fees & Other Charges	$38,589.62
Interest on Repurchase Principal	$-
Total Interest Collections	$1,832,941.46

Collection Account Interest	$1,489.05
Reserve Account Interest	$328.40
Servicer Advances	$-

Total Collections	$27,722,633.04

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	7/15/2013
Transaction Month	21
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$27,722,633.04
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,722,633.04

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$416,861.29		$416,861.29	$416,861.29
Collection Account Interest					$1,489.05
Late Fees & Other Charges					$38,589.62
Total due to Servicer					$456,939.96

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$173,935.32		$173,935.32
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$378,966.99		$378,966.99	$378,966.99

Available Funds Remaining:					$26,886,726.09

3. Principal Distribution Amount:					$22,554,059.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$22,554,059.14
Class A-4 Notes				$-
Class A Notes Total:		22,554,059.14		$22,554,059.14
Total Noteholders Principal				$22,554,059.14

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,332,666.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,364,303.66
Beginning Period Amount	$8,364,303.66
Current Period Amortization	$526,584.74
Ending Period Required Amount	$7,837,718.92
Ending Period Amount	$7,837,718.92
Next Distribution Date Required Amount	$7,332,564.74

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$51,136,484.89	$48,205,731.44	$48,205,731.44
Overcollateralization as a % of Adjusted Pool	10.40%	10.34%	10.34%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	7/15/2013
Transaction Month	21
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.64%	43,000	98.20%	$465,662,797.87
30 - 60 Days	1.07%	467	1.43%	$6,789,557.57
61 - 90 Days	0.27%	116	0.34%	$1,602,542.55
91 + Days	0.03%	11	0.04%	$167,250.30
		43,594		$474,222,148.29
Total
Delinquent Receivables 61 + days past due	0.29%	127	0.37%	$1,769,792.85
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	93	0.28%	$1,399,998.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	86	0.24%	$1,281,869.60
Three-Month Average Delinquency Ratio	0.23%		0.30%

Repossession in Current Period		30		$427,049.67
Repossession Inventory		43		$353,407.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$511,188.03
Recoveries				$(387,664.83)
Net Charge-offs for Current Period				$123,523.20

Beginning Pool Balance for Current Period				$500,233,545.62

Net Loss Ratio				0.30%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				-0.18%
Three-Month Average Net Loss Ratio for Current Period				0.25%

Cumulative Net Losses for All Periods				$5,317,417.56
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$1,863,099.98
Number of Extensions				120

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